Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Summary of Inventories Explanatory

Inventories are specified below:

(EUR’000)	2025	2024
Inventories
Raw materials and consumables	19,083	17,596
Work in progress	253,494	235,688
Finished goods	28,956	42,325
Total inventories	301,533	295,609